Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment.
Schedule of property and equipment

	Office and
	telecommunication	Right‑of‑use	Leasehold
	equipment	properties	improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2020
Cost	108,561	329,409	89,915	527,885
Accumulated depreciation	(43,852)	(147,271)	(21,415)	(212,538)
Exchange difference	(329)	(141)	(372)	(842)
Net book amount	64,380	181,997	68,128	314,505

Year ended December 31, 2020
Opening net book amount	64,380	181,997	68,128	314,505
Additions	13,235	38,646	3,821	55,702
Disposals, net	(2,220)	(855)	—	(3,075)
Depreciation charge	(21,716)	(97,924)	(18,891)	(138,531)
Exchange difference	(2,640)	(923)	(754)	(4,317)
Closing net book amount	51,039	120,941	52,304	224,284

As at December 31, 2020
Cost	103,462	362,322	93,736	559,520
Accumulated depreciation	(49,454)	(240,317)	(40,306)	(330,077)
Exchange difference	(2,969)	(1,064)	(1,126)	(5,159)
Net book amount	51,039	120,941	52,304	224,284

Year ended December 31, 2021
Opening net book amount	51,039	120,941	52,304	224,284
Additions	30,484	118,030	15,069	163,583
Disposals, net	(1,285)	(5,723)	—	(7,008)
Depreciation charge	(21,682)	(88,974)	(25,319)	(135,975)
Exchange difference	(108)	(273)	(91)	(472)
Closing net book amount	58,448	144,001	41,963	244,412

As at December 31, 2021
Cost	126,626	461,605	108,805	697,036
Accumulated depreciation	(65,102)	(316,267)	(65,625)	(446,994)
Exchange difference	(3,076)	(1,337)	(1,217)	(5,630)
Net book amount	58,448	144,001	41,963	244,412

Schedule of approximate depreciation charge

	Year ended December 31
	2020	2021
	RMB’000	RMB’000
Cost of revenue	2,978	3,633
Research and development expenses	9,659	11,182
Selling and marketing expenses	3,035	4,525
General and administrative expenses	122,859	116,635
	138,531	135,975